Acquisition of Subsidiaries - Additional Information (Details) $ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 10, 2018 USD ($)	Apr. 24, 2018 USD ($)	Feb. 27, 2018 USD ($)	Feb. 28, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Apr. 25, 2018	Apr. 24, 2018 AUD ($)	Feb. 27, 2018 AUD ($)
Disclosure Of Business Combinations [Line Items]
Amount recognized as deferred tax asset						$ 10,937,000
Acquisition related costs						54,209,000
Long-term debt						5,411,208,000	$ 2,353,579,000	[1]
Revenue						2,029,238,000	1,312,315,000	[2]
Net (loss) earnings						(108,906,000)	$ 259,285,000	[2]
Other Temporary Differences
Disclosure Of Business Combinations [Line Items]
Amount recognized as deferred tax asset						$ 9,921,000
BetEasy
Disclosure Of Business Combinations [Line Items]
Percentage of equity interests acquired		18.00%	62.00%			18.00%			80.00%	18.00%	62.00%
Total consideration		$ 229,200,000	$ 117,707,000
Put option deed expiration date			Feb. 28, 2019
Percentage of equity interest		18.00%
Cash consideration		$ 48,200,000								$ 63.2
Newly issued common shares consideration		96,400,000				$ 96,400,000
Deferred contingent payment		84,600,000								$ 111.0
Fair value of this non-controlling interest			$ (956,000)
Fair value of acquired receivables		4,700,000
Gross contractual value		7,800,000
Best estimate at the acquisition date of the contractual cash flows not to be collected		3,100,000
Amount recognized as deferred tax liability		19,400,000	$ 19,444,000
deferred tax liability related to acquired intangible assets		26,100,000
Contribution of revenue related to acquisition						196,900,000
Contribution of loss related to acquisition						16,700,000
BetEasy | Other Temporary Differences
Disclosure Of Business Combinations [Line Items]
Amount recognized as deferred tax asset		$ 6,700,000
BetEasy | Put-call option
Disclosure Of Business Combinations [Line Items]
Percentage of equity interest		20.00%
Fair value of this non-controlling interest		$ 0
BetEasy | Subsequent Event
Disclosure Of Business Combinations [Line Items]
Percentage of equity interests acquired			62.00%								62.00%
Put option value derecognized in general and administrative				$ 600,000
BetEasy | Put Option Deed
Disclosure Of Business Combinations [Line Items]
Total consideration			$ 117,700,000								$ 150.0
TSGA
Disclosure Of Business Combinations [Line Items]
Percentage of equity interests acquired		100.00%								100.00%
Total consideration		$ 241,202,000
Fair value of acquired receivables		16,700,000
Gross contractual value		33,100,000
Best estimate at the acquisition date of the contractual cash flows not to be collected		16,400,000
Amount recognized as deferred tax liability		76,600,000
deferred tax liability related to acquired intangible assets		79,000,000
Acquisition related costs		11,500,000
Reduction of amounts recognized as non-controling interest					$ 31,700,000
TSGA | Other Temporary Differences
Disclosure Of Business Combinations [Line Items]
Amount recognized as deferred tax liability		400,000
Amount recognized as deferred tax asset		$ 2,800,000
TSGA | Subsequent Event
Disclosure Of Business Combinations [Line Items]
Percentage of equity interests acquired		100.00%								100.00%
SBG
Disclosure Of Business Combinations [Line Items]
Percentage of equity interests acquired	100.00%
Total consideration	$ 3,239,795,000
Newly issued common shares consideration						1,380,000,000
Fair value of acquired receivables	2,900,000
Gross contractual value	3,000,000
Best estimate at the acquisition date of the contractual cash flows not to be collected	100,000
Amount recognized as deferred tax liability	514,278,000
Amount recognized as deferred tax asset	1,000,000
Acquisition related costs	42,800,000
Contribution of revenue related to acquisition	394,100,000
Contribution of loss related to acquisition	121,900,000
Long-term debt	1,080,000,000
Shareholders loans payable	663,400,000
Aggregate fair value	(5,000,000)
Amount recognized as deferred tax liability	515,700,000
SBG | Cross-currency Swap and Interest Rate Swap
Disclosure Of Business Combinations [Line Items]
Preferred shares	10,900,000
Settlement for cash payment	1,000,000
SBG | Marketing, Technology and IT Contracts
Disclosure Of Business Combinations [Line Items]
Future financial commitments	110,200,000
SBG | Other Temporary Differences
Disclosure Of Business Combinations [Line Items]
Amount recognized as deferred tax asset	$ 400,000
Other
Disclosure Of Business Combinations [Line Items]
Total consideration						$ 2,600,000
Percentage of equity interest						100.00%
Cash consideration						$ 1,000,000
Deferred consideration						1,600,000
Outstanding deferred consideration						300,000
Revenue						2,600,000,000
Net (loss) earnings						$ (188,000,000)
Other | Equity Interest
Disclosure Of Business Combinations [Line Items]
Number of Subsidiaries						two

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.
[2]	Certain amounts were reclassified in the comparative period. See note 2.